Loans, borrowings, leases, cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Loans, borrowings, leases, cash and cash equivalents and short-term investments
Schedule of net debt

	December 31, 2020	December 31, 2019
Debt contracts in the international markets	11,890	10,494
Debt contracts in Brazil	1,470	2,562
Total of loans and borrowings	13,360	13,056

(-) Cash and cash equivalents	13,487	7,350
(-) Short-term investments	771	826
Net debt (cash)	(898)	4,880
Leasing	1,667	1,791

Schedule of total debt
	Average interest	Current liabilities		Non-current liabilities
	rate(i)	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Quoted in the secondary market:
Bonds	6.01%	—	—	7,448	5,948
Eurobonds	4.29%	—	—	920	843
Debentures	10.48%	107	374	389	621
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	9.29%	320	276	540	1,056
R$, with fixed interest	2.86%	20	43	14	45
Basket of currencies and bonds in US$ indexed to LIBOR	2.31%	45	44	11	56
Debt contracts in the international market in:
US$, with variable and fixed interest	2.24%	182	260	3,044	2,934
EUR, with variable interest	—	—	—	—	225
Other currencies, with fixed interest	3.17%	12	14	107	106
Accrued charges		201	203	—	8
Total		887	1,214	12,473	11,842

(i)	In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable at December 31, 2020.
(ii)

R$ denominated debt that bears interest at IPCA, IGP, CDI, TR or TJLP, plus spread. For a total of US$1,296 the Company entered into derivative transactions to mitigate the exposure to the cash flow variations of the floating rate debt denominated in R$, resulting in an average cost of 2.99% per year in US$.

Eurobonds, for which the Company entered into derivatives to mitigate the exposure to the cash flow variations of the debt denominated in EUR, resulting in an average cost of 4.29% per year in US$.

Schedule of future flows of debt payments, principal and interest

		Estimated future
	Principal	interest payments (i)
2021	685	637
2022	1,230	610
2023	1,229	581
2024	2,024	527
Between 2025 and 2029	2,175	2,108
2030 onwards	5,816	2,450
Total	13,159	6,913
(i)

Based on interest rate curves and foreign exchange rates applicable as at December 31, 2020 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the financial statements.

Schedule of reconciliation of debt to cash flows arising from financing activities

Reconciliation of debt to cash flows arising from financing activities

	Quoted in the	Debt contracts	Debt contracts on the
	secondary market	in Brazil	international market	Total
December 31, 2019	7,954	1,535	3,567	13,056
Additions	1,500	-	5,300	6,800
Repayments	(243)	(294)	(5,527)	(6,064)
Interest paid	(556)	(60)	(139)	(755)
Cash flow from financing activities	701	(354)	(366)	(19)

Effect of exchange rate	(140)	(271)	(3)	(414)
Interest accretion	531	49	157	737
Non-cash changes	391	(222)	154	323
December 31, 2020	9,046	959	3,355	13,360

Schedule of lease liabilities

	December 31,	Additions and contract			Translation	December 31,
	2019	modifications	Payments (i)	Interest (ii)	adjustment	2020
Ports	750	50	(71)	30	(16)	743
Vessels	580	—	(72)	25	—	533
Pellets plants	175	39	(36)	4	(45)	137
Properties	152	32	(17)	7	(32)	142
Energy plants	71	—	(2)	1	(8)	62
Mining equipment and locomotives	63	4	(21)	3	1	50
Total	1,791	125	(219)	70	(100)	1,667

(i)

The total amount of the variable lease payments not included in the measurement of lease liabilities, which have been recognized straight to the income statement, for the year ended December 31, 2020 and 2019 was US$63 and US$560, respectively.

(ii)	The interest accretion recognized in the income statement is disclosed in note 6.

Schedule of discount rates

Discount rate
Ports	3% to 6%
Vessels	3% to 6%
Pellets plants	3% to 6%
Properties	3% to 7%
Energy plants	4% to 5%
Mining equipment and locomotives	3% to 6%

Summary of annual minimum payments related

	2021	2022	2023	2024	2025 onwards	Total
Ports	68	62	61	60	801	1,052
Vessels	65	63	62	60	404	654
Pellets plants	36	31	10	10	85	172
Properties	47	27	23	21	39	157
Energy plants	7	7	6	6	59	85
Mining equipment and locomotives	18	16	10	8	16	68
Total	241	206	172	165	1,404	2,188